Income Taxes (Summary of Reconciliation of Net Deferred Income Tax Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax expense recognized in net earning	$ 250	$ 31